Shareholder Report, Average Annual Return (Details) 74200009700_Franklin Mutual Small-Mid Cap Value Fund_Advisor Class_TSR Annual {Advisor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	5.25%	14.88%	8.50%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%	9.02%